Goodwill (Details) $ in Thousands	3 Months Ended	6 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($)	Sep. 30, 2019 USD ($)	Sep. 30, 2018 USD ($)	Dec. 31, 2018 USD ($) item	Dec. 31, 2017 USD ($) item
Goodwill
Goodwill, Beginning Balance		$ 1,282,919	$ 1,311,253	$ 1,282,919	$ 1,311,253	$ 1,311,253	$ 1,305,571
Acquisition						21,527	9,767
Measurement period adjustments							(4,175)
Disposals						(49,349)
Impact of foreign currency fluctuations and other		(77)		(1,415)		(512)	90
Goodwill, Ending Balance		1,282,842		1,281,504		$ 1,282,919	$ 1,311,253
Number of reporting unit | item						5	1
Decreased accounts receivable		57,607	64,130	99,470	60,423	$ (50,906)	$ 43,109
Decreased other current liabilities		(28,827)	(32,008)	3,388	(17,539)	9,842	(6,038)
Decreased other non-current liabilities		(4,770)	$ (3,014)	(6,338)	$ (1,195)	774	$ 5,271
The 2016 Transaction
Goodwill
Measurement period adjustments	$ 4,175
Increased computer hardware and other property	3,925
Decreased accounts receivable	614
Decreased other current liabilities	360
Decreased other non-current liabilities	$ 504
Derwent Product Line
Goodwill
Goodwill, Beginning Balance		$ 130,381		$ 130,381
Goodwill, Ending Balance						$ 130,381
Carrying value (in Percentage)						2.00%